UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED
MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number  (811-05037)

Professionally Managed Portfolios
(Exact name of registrant as specified in charter)

615 East Michigan Street
Milwaukee, WI 53202
(Address of principal executive offices) (Zip code)

Robert M. Slotky
Professionally Managed Portfolios
2020 E. Financial Way, Ste. 100
Glendora, CA 91741
(Name and address of agent for service)

(626) 914-7383
Registrant's telephone number, including area code

Date of fiscal year end: March 31

Date of reporting period:  September 30, 2008

Item 1. Report to Stockholders.

SEMI-ANNUAL REPORT
SEPTEMBER 30, 2008

Advised by NorthCoast Asset Management, LLC

WWW.NORTHCOASTAM.COM
(800) 558-9105

CAN SLIM® SELECT GROWTH FUND

Dear Fellow Investor,

A tumultuous third quarter produced a very large array of financial developments, which have been well documented and repeated in the financial press, so no need to recap here. It was a quarter perhaps best summarized by Sir Isaac Newton in 1720 –

“I can calculate the motions of heavenly
bodies but not the madness of men.”

During the half year the Fund’s NAV (net asset value) changed very little, moving from $9.91 on March 31, 2008 up to $9.96 on September 30, 2008 (a modest 0.5% increase), while the S&P 500 dropped 12.0%. However, this apparent lack of movement was belied by the substantial movement during the period. On June 17, 2008 the Fund saw a high of 11.47 (+15.6%), and was near fully invested. This was also the beginning of the onslaught of first a liquidity crisis, then a solvency crisis, taking down many venerable names in the financial community and sharply eroding confidence. In the ensuing quarter ending September 30, 2008 the Fund was down 11.4% versus the S&P 500’s decline of 9.1% and the category’s -16.3% (Morningstar’s Mid-Cap Growth).As of September 30, 2008, the Fund’s year-to-date return is down 14.4%, S&P down 20.7% and the category -23.8%. Of interest too, since NorthCoast took over management on May 19, 2008, the Fund is down 11.0% compared to the S&P decline of 18.3% in the same period. Over the past year  (9/30/2007-9/30/2008), compared to its 951 mid-cap growth peers, CANGX ranks 4th overall.

In the early part of the period (April-May-June, 2008), substantial profits were seen in the energy sector (drilling and exploration), materials (fertilizers and mining) and health care only to see these profits eroded in the third quarter by steep declines in financials and consumer services (primarily retail). As we went through the six month period ending September 30, 2008 the investment manager’s program steadily reduced exposure, so that by the end of this period, the Fund held approximately 30% stocks and 70% cash.

It is obvious that no one likes to lose money, but the Fund’s efforts to preserve capital in bad times – as evidenced by the various time periods’

CAN SLIM® SELECT GROWTH FUND

performance – should permit investors to take full advantage of the next upswing in the market – whenever it occurs. Conserving capital is a prime tenet of NorthCoast’s management. Moving to cash methodically as the market declines is an essential part of the Advisor’s program. CANGX was 70% in cash as the quarter closed and will not take new positions until the market as a whole demonstrates some upward movement confirmed by volume. As most will recognize these principles are derived directly from the CAN SLIM methodology. Rest assured that we here at NorthCoast will continue to rigorously execute the investment methodology that has brought us this far.

Sincerely,

Rick Semels
CEO

The fund has experienced recent negative returns.  For current performance, please visit www.northcoastam.com.

Since the Fund selects stocks from a proprietary list of securities licensed by the Adviser, there is a chance that such license may terminate causing the Fund to shift investment strategies unexpectedly. This could have a negative effect on fund performance.

The Fund may invest in foreign securities which will involve greater volatility and political, economic and currency risks and differences in accounting methods. The Fund invests in small-and medium-capitalization companies, which involve additional risks such as limited liquidity and greater price volatility than large capitalization companies. The Fund will experience significant portfolio turnover, which may result in adverse tax consequences to the Fund’s shareholders. Mutual fund investing involves risk. Principal loss is possible.

Must be preceded or accompanied by a current prospectus.

Investment performance reflects fee waivers. In the absence of such waivers, total return would be reduced.

Morningstar, Inc. is an independent mutual fund research and rating service.  Each Morningstar category represents a universe of funds with similar investment objectives.  Rankings for the periods shown are based on fund total returns with dividends and distributions reinvested and do not reflect sales charges.  The highest percentile rank is 1 and the lowest is 100.

CAN SLIM® SELECT GROWTH FUND

The information contained herein: (1) is proprietary to Morningstar; (2) may not be copied or distributed; and (3) is not warranted to be accurate, complete or timely.  Neither Morningstar nor its content providers are responsible for any damages or losses arising from any use of this information.

The Russell 2500 Growth Index is an unmanaged index generally representative of the market for U.S. small-cap and mid-cap growth stocks. The Russell 2500 Growth Index measures the performance of those Russell 2500 Index companies with higher price-to book ratios and higher forecasted growth values. The Adviser believes that the Russell 2500 Growth Index more accurately indicates the market capitalizations in which the Fund invests, while also reflecting the Fund’s investment style. The S&P 500 Index is a broad based unmanaged index of 500 stocks, which is widely recognized as representative of the equity market in general. The figures above reflect all dividends reinvested but do not reflect any deductions for fees, expenses, or taxes. One cannot invest directly in an index.

The information provided in this letter represents the opinion of Rick Semels and is not intended to be a forecast of future events, a guarantee of future results, nor investment advice.

Fund holdings and sector allocations are subject to change at any time and are not recommendations to buy or sell any security.  Please refer to the Schedule of Investments for a complete list of holdings.

The “CAN SLIM® Select” mark, along with the right to use the “CAN SLIM® Select List” has been licensed to the Adviser by Investor’s Business Daily for use by the Fund under certain circumstances.

The Fund is not sponsored, endorsed or sold by Investor’s Business Daily.

“CAN SLIM,” “Investor’s Business Daily,” and “IBD” are service marks and trademarks belonging to Data Analysis, Inc., and are used under license.

The CAN SLIM® Select Growth Fund is distributed by Quasar Distributors, LLC. (11/08)

Past performance is no guarantee of future results.

CAN SLIM® SELECT GROWTH FUND

SECTOR ALLOCATION
AT SEPTEMBER 30, 2008 (UNAUDITED)

* Cash equivalents and other assets less liabilities.

EXPENSE EXAMPLE
FOR THE SIX MONTHS ENDED SEPTEMBER 30, 2008 (UNAUDITED)

As a shareholder of the CAN SLIM® Select Growth Fund (the “Fund”), you incur two types of costs: (1) transaction costs and redemption fees; and (2) ongoing costs, including investment advisory fees; distribution and/or service (12b-1) fees; and other Fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.  The example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (4/1/08 - 9/30/08).

Actual Expenses

The first line of the table below provides information about actual account values based on actual returns and actual expenses. Although the Fund charges no sales load or transaction fees, you will be assessed

CAN SLIM® SELECT GROWTH FUND

EXPENSE EXAMPLE
FOR THE SIX MONTHS ENDED SEPTEMBER 30, 2008 (UNAUDITED)
(CONTINUED)

fees for outgoing wire transfers, returned checks and stop payment orders at prevailing rates charged by U.S. Bancorp Fund Services, LLC, the Fund’s transfer agent.  If you request that a redemption be made by wire transfer, currently, a $15.00 fee is charged by the Fund’s transfer agent.  You will be charged a redemption fee equal to 2.00% of the net amount of the redemption if you redeem your shares less than 30 days after you purchase them.  An Individual Retirement Account (“IRA”) will be charged a $15.00 annual maintenance fee.  To the extent the Fund invests in shares of other investment companies as part of its investment strategy, you will indirectly bear your proportionate share of any fees and expenses charged by the underlying funds in which the Fund invests in addition to the expenses of the Fund.  Actual expenses of the underlying funds are expected to vary among the various underlying funds.  These expenses are not included in the example below.  The example below includes, but is not limited to, investment advisory fees, shareholder servicing fees, fund accounting, custody and transfer agent fees.  However, the example below does not include portfolio trading commissions and related expenses, interest expense or dividends on short positions taken by the Fund and other extraordinary expenses as determined under generally accepted accounting principles.  You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second line of the table below provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports

CAN SLIM® SELECT GROWTH FUND

EXPENSE EXAMPLE
FOR THE SIX MONTHS ENDED SEPTEMBER 30, 2008 (UNAUDITED)
(CONTINUED)

of the other funds.  Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads), redemption fees, or exchange fees. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Beginning	Ending	Expenses Paid
	Account Value	Account Value	During Period
	4/1/08	9/30/08	4/1/08 – 9/30/08*
Actual	$1,000	$1,005	$8.54
Hypothetical
(5% return
before expenses)	$1,000	$1,017	$8.59

*
Expenses are equal to the Fund’s annualized expense ratio for the most recent six-month period of 1.70% (reflecting fee waivers in effect) multiplied by the average account value over the period multiplied by 183/365 (to reflect the one-half year period).

CAN SLIM® SELECT GROWTH FUND

SCHEDULE OF INVESTMENTS
AT SEPTEMBER 30, 2008 (UNAUDITED)

Shares		Value
COMMON STOCKS: 29.7%
Capital Goods: 1.0%
5,031	Watsco, Inc.	$252,959
Commercial Services & Supplies: 2.9%
3,695	Clean Harbors, Inc.*	249,597
2,650	Dun & Bradstreet Corp.	250,054
3,612	FTI Consulting, Inc.*	260,931
		760,582
Consumer Durables & Apparel: 2.6%
6,050	Hasbro, Inc.	210,056
3,449	Polo Ralph Lauren Corp.	229,841
2,944	VF Corp.	227,601
		667,498
Food & Staples Retailing: 1.1%
4,936	Wal-Mart Stores, Inc.	295,617
Food, Beverage & Tobacco: 2.0%
3,981	General Mills, Inc.	273,575
6,454	McCormick & Co, Inc.	248,156
		521,731
Health Care Equipment & Services: 4.9%
9,188	Amsurg Corp.*	234,018
7,396	ICON PLC - ADR*	282,897
7,014	Illumina, Inc.*	284,277
7,168	LifePoint Hospitals, Inc.*	230,380
5,200	Owens & Minor, Inc.	252,200
		1,283,772
Household & Personal Products: 1.8%
5,896	Avon Products, Inc.	245,096
6,560	WD-40 Co.	235,701
		480,797

The accompanying notes are an integral part of these financial statements.

CAN SLIM® SELECT GROWTH FUND

SCHEDULE OF INVESTMENTS
AT SEPTEMBER 30, 2008 (UNAUDITED) (CONTINUED)

Shares		Value
COMMON STOCKS: 29.7% (Continued)
Pharmaceuticals & Biotechnology: 6.0%
4,480	Abbott Laboratories	$257,958
7,022	Alexion Pharmaceuticals, Inc.*	275,965
4,416	Celgene Corp.*	279,444
3,025	Genzyme Corp.*	244,692
15,576	Isis Pharmaceuticals, Inc.*	263,079
6,626	Perrigo Co.	254,836
		1,575,974
Retailing: 3.7%
9,928	Aaron Rents, Inc.	268,751
5,594	Advance Auto Parts	221,858
10,257	Rent-A-Center, Inc.*	228,526
7,202	Urban Outfitters, Inc.*	229,528
		948,663
Software & Services: 0.9%
5,906	Blackboard, Inc.*	237,953
Transportation: 2.8%
6,893	HUB Group, Inc.*	259,522
5,501	Kansas City Southern*	244,024
3,619	Norfolk Southern Corp.	239,614
		743,160
TOTAL COMMON STOCKS
(Cost $7,890,633)		7,768,706

The accompanying notes are an integral part of these financial statements.

CAN SLIM® SELECT GROWTH FUND

SCHEDULE OF INVESTMENTS
AT SEPTEMBER 30, 2008 (UNAUDITED) (CONTINUED)

Shares		Value
SHORT-TERM INVESTMENTS: 65.5%
Money Market Funds: 65.5%
5,130,216	AIM Liquid Assets Portfolio -
	Institutional Class	$5,130,216
12,000,000	Fidelity Money Market Portfolio	12,000,000
TOTAL SHORT-TERM INVESTMENTS
(Cost $17,130,216)		17,130,216
TOTAL INVESTMENTS: 95.2%
(Cost $25,020,849)		24,898,922
Other Assets in Excess of Liabilities: 4.8%		1,264,812
TOTAL NET ASSETS: 100.0%		$26,163,734

*	Non-income producing security.
ADR	American Depository Receipt

The accompanying notes are an integral part of these financial statements.

CAN SLIM® SELECT GROWTH FUND

STATEMENT OF ASSETS AND LIABILITIES
AT SEPTEMBER 30, 2008 (UNAUDITED)

ASSETS
Investments in securities, at value
(cost $25,020,849) (Note 2)	$24,898,922
Cash	5,874
Receivables:
Investment securities sold	1,151,847
Fund shares sold	316,950
Dividends and interest	33,477
Prepaid expenses	22,549
Total assets	26,429,619

LIABILITIES
Payables:
Fund shares redeemed	197,496
Investment advisory fees, net	18,610
Administration fees	4,152
Custody fees	4,143
Distribution fees	15,864
Fund accounting fees	3,069
Transfer agent fees	3,285
Chief compliance officer fees	897
Other accrued expenses	18,369
Total liabilities	265,885
NET ASSETS	$26,163,734
Net asset value, offering price and redemption price
per share ($26,163,734 / 2,630,442 shares
outstanding; unlimited number of shares
authorized without par value)	$9.95

COMPONENTS OF NET ASSETS
Paid-in capital	$35,466,579
Accumulated net investment loss	(44,248)
Accumulated net realized loss on investments	(9,136,670)
Net unrealized depreciation on investments	(121,927)
Net assets	$26,163,734

The accompanying notes are an integral part of these financial statements.

CAN SLIM® SELECT GROWTH FUND

STATEMENT OF OPERATIONS
FOR THE SIX MONTHS ENDED SEPTEMBER 30, 2008 (UNAUDITED)

INVESTMENT INCOME
Dividends (net of $919 foreign withholding tax)	$63,206
Interest	112,387
Total investment income	175,593

EXPENSES (Note 3)
Investment advisory fees	129,275
Distribution fees	32,319
Administration fees	25,851
Transfer agent fees	19,042
Fund accounting fees	16,514
Registration fees	10,276
Legal fees	8,775
Audit fees	8,771
Custody fees	6,531
Reports to shareholders	5,197
Chief Compliance Officer fees	2,749
Trustee fees	2,219
Miscellaneous expenses	74
Total expenses	267,593
Less: fees waived	(47,752)
Net expenses	219,841
Net investment loss	(44,248)

REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS
Net realized gain on investments	291,189
Change in net unrealized
depreciation on investments	(66,917)
Net realized and unrealized
gain on investments	224,272
Net increase in net assets
resulting from operations	$180,024

The accompanying notes are an integral part of these financial statements.

CAN SLIM® SELECT GROWTH FUND

STATEMENTS OF CHANGES IN NET ASSETS

	Six Months Ended
	September 30,	Year Ended
	2008	March 31,
	(Unaudited)	2008
INCREASE (DECREASE) IN NET ASSETS FROM:

OPERATIONS
Net investment loss	$(44,248)	$(177,098)
Net realized gain
on investments	291,189	5,041,306
Change in net unrealized
depreciation on investments	(66,917)	(2,687,575)
Net increase in net assets
resulting from operations	180,024	2,176,633

CAPITAL SHARE TRANSACTIONS
Net decrease in net assets
derived from net change in
outstanding shares (a) (b)	1,076,496	(22,116,851)
Total increase (decrease)
in net assets	1,256,520	(19,940,218)

NET ASSETS
Beginning of period/year	24,907,214	44,847,432
End of period/year	$26,163,734	$24,907,214
Accumulated net
investment income (loss)	$(44,248)	$0

(a)  Summary of capital share transactions is as follows:

	Six Months Ended
	September 30, 2008		Year Ended
	(Unaudited)		March 31, 2008
	Shares	Value	Shares	Value
Shares sold	563,925	$5,856,927	514,751	$5,616,230
Shares
redeemed (b)	(446,883)	(4,780,431)	(2,626,826)	(27,733,081)
Net increase
(decrease)	117,042	$1,076,496	(2,112,075)	$(22,116,851)

(b)  Net of redemption fees of $886 and $3,570 respectively.

The accompanying notes are an integral part of these financial statements.

CAN SLIM® SELECT GROWTH FUND

FINANCIAL HIGHLIGHTS
FOR A CAPITAL SHARE OUTSTANDING THROUGHOUT EACH
YEAR/PERIOD

	Six Months
	Ended		Year		Year	Period
	September 30,		Ended		Ended	Ended
	2008		March 31,		March 31,	March 31,
	(Unaudited)		2008		2007	2006*
Net asset value,
beginning of year/period	$9.91		$9.70		$11.42	$10.00

INCOME FROM INVESTMENT OPERATIONS
Net investment loss	(0.02)		(0.07)		(0.10)	(0.02)
Net realized and unrealized
gain (loss) on investments	0.06		0.28		(1.64)	1.44
Total from
investment operations	0.04		0.21		(1.74)	1.42

LESS DISTRIBUTIONS
Paid-in capital from
redemption fees (Note 2)	0.00	**	0.00	**	0.02	0.00	**
Net asset value,
end of year/period	$9.95		$9.91		$9.70	$11.42
Total return	0.50%	^	2.16%		(15.06)%	14.20%	^

RATIO/SUPPLEMENTAL DATA
Net assets, end of
year/period (millions)	$26.2		$24.9		$44.8	$73.7

RATIO OF EXPENSES TO AVERAGE NET ASSETS
Before fees waived and
expenses absorbed	2.07%	+	2.01%		1.81%	2.39%	+
After fees waived and
expenses absorbed	1.70%	+	1.70%		1.70%	1.70%	+

RATIO OF NET INVESTMENT LOSS TO AVERAGE NET ASSETS
Before fees waived and
expenses absorbed	(0.71)%	+	(0.83)%		(0.78)%	(1.68)%	+
After fees waived and
expenses absorbed	(0.34)%	+	(0.52)%		(0.67)%	(0.99)%	+
Portfolio turnover rate	184%	^	226%		493%	118%	^

*	Fund commenced operations on September 26, 2005.
**	Less than $0.01 per share.
+	Annualized.
^	Not annualized.

The accompanying notes are an integral part of these financial statements.

CAN SLIM® SELECT GROWTH FUND

NOTES TO FINANCIAL STATEMENTS
AT SEPTEMBER 30, 2008 (UNAUDITED)

NOTE 1 – ORGANIZATION

The CAN SLIM® Select Growth Fund (the “Fund”), is a diversified series of shares of beneficial interest of the Professionally Managed Portfolios (the “Trust”), which is registered under the Investment Company Act of 1940, as amended (the “1940 Act”) as an open-end investment management company.  The Fund commenced operations on September 26, 2005.

The investment objective of the Fund is long-term capital appreciation from investment in a combination of growth equity securities and cash equivalents.

NOTE 2 – SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of significant accounting policies consistently followed by the Fund.  These policies are in conformity with accounting principles generally accepted in the United States of America.

A.
Security Valuation.  All equity securities that are traded on a national securities exchange, except those listed on the NASDAQ Global Market® (“NASDAQ”), and Small CapSM exchanges are valued at the last reported sale price on the exchange on which the security is principally traded.  Securities traded on NASDAQ will be valued at the NASDAQ Official Closing Price (“NOCP”).  If, on a particular day, an exchange-traded or NASDAQ security does not trade, then the mean between the most recent quoted bid and asked prices will be used. All equity securities that are not traded on a listed exchange are valued at the last sale price in the over-the-counter market.  If a non-exchange traded security does not trade on a particular day, then the mean between the last quoted closing bid and asked price will be used.

Short-term securities that have maturities of less than 60 days are valued at amortized cost, which when combined with accrued interest, approximates market value.

Securities for which quotations are not readily available are valued at their respective fair values as determined in good faith by the Board of Trustees.  When a security is “fair valued,” consideration is given to the facts and circumstances relevant to

CAN SLIM® SELECT GROWTH FUND

NOTES TO FINANCIAL STATEMENTS
AT SEPTEMBER 30, 2008 (UNAUDITED) (CONTINUED)

the particular situation, including a review of various factors set forth in the pricing procedures adopted by the Fund’s Board of Trustees.  Fair value pricing is an inherently subjective process, and no single standard exists for determining fair value.  Different funds could reasonably arrive at different values for the same security.  The use of fair value pricing by a fund may cause the net asset value of its shares to differ significantly from the net asset value that would be calculated without regard to such considerations. As of September 30, 2008, the Fund did not hold fair valued securities.

B.
Federal Income Taxes. The Fund has elected to be taxed as “regulated investment company” and intends to distribute substantially all taxable income to its shareholders and otherwise comply with the provisions of the Internal Revenue Code applicable to regulated investment companies.  Therefore, no provision for federal income taxes or excise taxes has been made.

In order to avoid imposition of the excise tax applicable to regulated investment companies, the Fund intends to declare each year as dividends in each calendar year at least 98% of its net investment income (earned during the calendar year) and 98% of its net realized capital gains (earned during the twelve months ended October 31) plus undistributed amounts, if any, from prior years.

At March 31, 2008, the Fund has an estimated capital loss carryforward of $9,229,320, which expires in 2015.

C.
Securities Transactions and Investment Income.  Investment securities transactions are accounted for on the trade date.  Gains and losses realized on sales of securities are determined on a first-in, first-out basis.  Discounts/premiums on debt securities purchased are accreted/amortized over the life of the respective securities using the effective interest method.  Dividend income is recorded on the ex-dividend date.  Interest income is recorded on an accrual basis. Withholding taxes on foreign dividends have been provided for in accordance with the Trust’s understanding of the applicable country’s tax rules and rates.

CAN SLIM® SELECT GROWTH FUND

NOTES TO FINANCIAL STATEMENTS
AT SEPTEMBER 30, 2008 (UNAUDITED) (CONTINUED)

D.
Distributions to Shareholders.  Distributions to shareholders from net investment income and net realized gains on securities for the Fund normally are declared and paid on an annual basis.  Distributions are recorded on the ex-dividend date.

E.
Use of Estimates.  The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amount of revenue and expenses during the reporting period.  Actual results could differ from those estimates.

F.
Share Valuation.  The net asset value (“NAV”) per share of the Fund is calculated by dividing the sum of the value of the securities held, plus cash or other assets, minus all liabilities (including estimated accrued expenses) by the total number of shares outstanding, rounded to the nearest cent.  The Fund’s shares will not be priced on the days on which the NYSE is closed for trading.  The offering and redemption price per share is equal to the Fund’s net asset value per share. The fund charges a 2.00% redemption fee on shares held less than 30 days. This fee is deducted from the redemption proceeds otherwise payable to the shareholder. The Fund retains the fee charged as paid-in-capital and such fees become part of the Fund’s daily NAV calculation.

G.
Guarantees and Indemnifications.  In the normal course of business, the Fund enters into contracts with service providers that contain general indemnification clauses.  The Fund’s maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Fund that have not yet occurred.  However, based on experience, the Fund expects the risk of loss to be remote.

H.
New Accounting Pronouncements.  Effective September 28, 2007, the Fund adopted Financial Accounting Standards Board (“FASB”) Interpretation No. 48 (“FIN 48”), “Accounting for Uncertainty in Income Taxes”.  FIN 48 requires the evaluation of tax positions taken on previously filed tax returns or expected to be taken on future returns.  These positions must meet a “more

CAN SLIM® SELECT GROWTH FUND

NOTES TO FINANCIAL STATEMENTS
AT SEPTEMBER 30, 2008 (UNAUDITED) (CONTINUED)

likely than not” standard that, based on the technical merits, have a more than fifty percent likelihood of being sustained upon examination.  In evaluating whether a tax position has met the recognition threshold, the Fund must presume that the position will be examined by the appropriate taxing authority that has full knowledge of all relevant information.  Tax positions not deemed to meet the “more likely than not” threshold are recorded as a tax expense in the current year.

FIN 48 requires the Fund analyze all open tax years, as defined by the Statute of Limitations, for all major jurisdictions.  Open tax years are those that are open for exam by taxing authorities. Major jurisdictions for the Fund include Federal and Massachusetts.  As of September 30, 2008, open tax years include the tax years ended March 31, 2006 through 2008.  The Fund has no examination in progress.

The Fund has reviewed all open tax years and major jurisdictions and concluded that the adoption of FIN 48 resulted in no effect to the Fund’s financial position or results of operations.  There is no tax liability resulting from unrecognized tax benefits relating to uncertain income tax positions taken or expected to be taken on the tax return for the fiscal year-end March 31, 2008.  The Fund is not aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will significantly change in the next twelve months.

In March 2008, Statement of Financial Accounting Standards No. 161, “Disclosures about Derivative Instruments and Hedging Activities” (“SFAS 161”) was issued and is effective for fiscal years beginning after November 15, 2008. SFAS 161 is intended to improve financial reporting for derivative instruments by requiring enhanced disclosure that enables investors to understand how and why an entity uses derivatives, how derivatives are accounted for, and how derivative instruments affect an entity’s results of operations and financial position. Management is currently evaluating the implications of SFAS 161. The impact on the Fund’s financial statement disclosures, if any, is currently being assessed.

CAN SLIM® SELECT GROWTH FUND

NOTES TO FINANCIAL STATEMENTS
AT SEPTEMBER 30, 2008 (UNAUDITED) (CONTINUED)

In September 2006, the Financial Accounting Standards Board issued Standard No. 157, “Fair Value Measurements” (“FAS 157”) effective for fiscal years beginning after November 15, 2007. FAS 157 clarifies the definition of fair value for financial reporting, establishes a framework for measuring fair value and requires additional disclosure about the use of fair value measurements in an effort to make the measurement of fair value more consistent and comparable. The CAN SLIM® Select Growth Fund has adopted FAS 157 effective June 30, 2008. A summary of the fair value hierarchy under FAS 157 is described below:

FAS 157 - Summary of Fair Value Exposure at September 30, 2008
Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in the three broad levels listed below:

Level 1 -	Quoted prices in active markets for identical securities.
Level 2 -	Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)
Level 3 -	Significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used to value the Fund’s net assets as of September 30, 2008:

	Investments	Other Financial
Description	in Securities	Instruments*
Level 1 - Quoted prices	$8,532,394	$17,130,216
Level 2 - Other significant observable inputs	0	0
Level 3 - Significant unobservable inputs	0	0
Total	$8,532,394	$17,130,216

*
Other financial instruments are derivative instruments not reflected in the Schedule of Investments, such as futures, forwards and swap contracts, which are valued at the unrealized appreciation  (depreciation) on the instrument.

CAN SLIM® SELECT GROWTH FUND

NOTES TO FINANCIAL STATEMENTS
AT SEPTEMBER 30, 2008 (UNAUDITED) (CONTINUED)

NOTE 3 – COMMITMENTS AND OTHER RELATED PARTY
TRANSACTIONS

For the period April 1, 2008 to May 19, 2008 Duncan-Hurst Capital Management, L.P. (the “Adviser”) provided the Fund with investment management services under an Investment Advisory Agreement (the “Agreement”).  Under the Agreement, the Adviser furnishes all investment advice, office space, certain administrative services and most of the personnel needed by the Fund.  As compensation for its services, the Adviser is entitled to a monthly fee at the annual rate of 1.00% based upon the average daily net assets of the Fund.  For the period ended May 19, 2008, the Fund incurred $35,009 in investment advisory fees.

The Adviser has contractually agreed to limit the Fund’s annual ratio of expenses to 1.70% of the Fund’s average daily net assets.  For the period ended May 19, 2008, the Adviser waived $12,802 in fees for the Fund.

On May 19, 2008, NorthCoast Asset Management, LLC (“NorthCoast”) was approved by the Board of Trustees of the Trust as investment adviser to the Fund. At the same time, the Trust terminated the Agreement between Duncan-Hurst Capital Management, L.P. and the Trust, on behalf of the Fund.  As of May 20, 2008, NorthCoast started managing the Fund under an Interim Investment Advisory Agreement (“Interim Advisory Agreement”) that was also approved by the Board in anticipation of this change in investment advisers.  The terms of the Interim Advisory Agreement are substantially identical to the terms of the recently terminated Agreement except for the identity of the investment adviser and the commencement date.

As compensation for its services, NorthCoast is entitled to a monthly fee at the annual rate of 1.00% based upon the average daily net assets of the Fund.  For the period May 20, 2008 through September 30, 2008, the Fund incurred $94,266 in investment advisory fees.

NorthCoast has contractually agreed to limit the Fund’s annual ratio of expenses to 1.70% of the Fund’s average daily net assets.  The contract’s term is indefinite and may be terminated only by the Board of Trustees.  For the period May 20, 2008 through September 30, 2008, the Adviser waived $34,950 in fees for the Fund.

CAN SLIM® SELECT GROWTH FUND

NOTES TO FINANCIAL STATEMENTS
AT SEPTEMBER 30, 2008 (UNAUDITED) (CONTINUED)

NorthCoast is permitted to seek reimbursement from the Fund, subject to limitations, for fees waived and/or Fund expenses it pays over the following three years after payment.  At September 30, 2008, the remaining cumulative unreimbursed amount paid and/or waived by NorthCoast on behalf of the Fund that may be reimbursed was $34,950.  NorthCoast may recapture a portion of the above amount no later than the dates as stated below:

Year of Expiration	Amount
March 31, 2012	$34,950

The Fund must pay its current ordinary operating expenses before NorthCoast is entitled to any reimbursement. Any such reimbursement is also contingent upon the Board of Trustees review and approval prior to the time the reimbursement is initiated.

U.S. Bancorp Fund Services, LLC (“USBFS”), an indirect wholly-owned subsidiary of U.S. Bancorp, serves as the Fund’s Administrator (the “Administrator”) and, in that capacity, performs various administrative and accounting services for the Fund.  USBFS also serves as the Fund’s fund accountant, transfer agent, dividend disbursing agent and registrar.  The Administrator prepares various federal and state regulatory filings, reports and returns for the Fund; prepares reports and materials to be supplied to the trustees; monitors the activities of the Fund’s custodian, transfer agent and accountants; coordinates the preparation and payment of the Fund’s expenses and reviews the Fund’s expense accruals.  For its services, the Administrator receives a monthly fee at the following annual rates:

Under $75 million	0.20% of average daily net assets
$75 to $150 million	0.15% of average daily net assets
$150 to $200 million	0.10% of average daily net assets
Over $200 million	0.05% of average daily net assets
Minimum annual fee:	$35,000

For the six months ended September 30, 2008, the Fund incurred $25,851 in administration fees.  The officers of the Trust are employees of the Administrator.  The Chief Compliance Officer is also an employee of the Administrator.  For the six months ended September 30, 2008, the Fund was allocated $2,749 of the Trust’s Chief Compliance Officer fee.

CAN SLIM® SELECT GROWTH FUND

NOTES TO FINANCIAL STATEMENTS
AT SEPTEMBER 30, 2008 (UNAUDITED) (CONTINUED)

Quasar Distributors, LLC (the “Distributor”) acts as the Fund’s principal underwriter in a continuous public offering of the Fund’s shares.  U.S. Bank, N.A. serves as custodian (the “Custodian”) to the Fund. Both the Distributor and Custodian are affiliates of the Administrator.

The Fund has adopted a Distribution Plan (the “Plan”) in accordance with Rule 12b-1 under the 1940 Act.  The Plan provides that the Fund may pay a fee to the Adviser, as Distribution Coordinator, at an annual rate of up to 0.25% of the average daily net assets of the Fund.  The fee is paid to the Distribution Coordinator as compensation for distribution-related activities, not reimbursement for specific expenses incurred.  For the six months ended September 30, 2008, the Fund incurred $32,319 in distribution fees.

NOTE 4 – PURCHASES AND SALES OF SECURITIES

The cost of purchases and proceeds from the sales of securities, excluding short-term investments, for the six months ended September 30, 2008, were $29,820,290 and $37,051,547 respectively.

There were no purchases or sales of U.S. Government obligations for the six months ended September 30, 2008.

The cost basis of investments for federal income tax purposes at September 30, 2008 was as follows:

Cost of investments	$25,219,388
Gross unrealized appreciation	137,193
Gross unrealized depreciation	(457,659)
Net unrealized depreciation*	$(320,466)

CAN SLIM® SELECT GROWTH FUND

NOTES TO FINANCIAL STATEMENTS
AT SEPTEMBER 30, 2008 (UNAUDITED) (CONTINUED)

As of March 31, 2008, the components of accumulated earnings/ (losses) on a tax basis were as follows:

Net unrealized depreciation*	$(253,549)
Undistributed ordinary income	—
Undistributed long-term capital gain	—
Total distributable earnings	—
Other accumulated loss	(9,229,320)
Total accumulated gain	$(9,482,869)

*	The difference between book basis and tax basis unrealized appreciation is attributable primarily to the tax deferral of losses on wash sales.

CAN SLIM® SELECT GROWTH FUND

APPROVAL OF INVESTMENT ADVISORY AGREEMENT
(UNAUDITED)

At a meeting held on May 19, 2008, the Board (which is comprised entirely of persons who are Independent Trustees as defined under the Investment Company Act) approved two agreements with NorthCoast Asset Management, LLC (the “Advisor” or “NorthCoast”) on behalf of the CAN SLIM® Select Growth Fund (the “Fund”):  (1) an Interim Investment Advisory Agreement under which NorthCoast immediately replaced the prior investment adviser, Duncan-Hurst Capital Management, L.P. (the “Prior Advisor”) effective May 19, 2008, and (2) a final investment advisory agreement (“Final Advisory Agreement”) to take effect subject to shareholder approval, which was later obtained at a special shareholder meeting of the Fund held September 2, 2008.  The Interim Advisory Agreement and the Final Advisory Agreement are collectively referred to as the “Advisory Agreements”.  At the May 19, 2008 Board meeting, the Board received and reviewed substantial information regarding the Fund, NorthCoast and the services provided by NorthCoast to the Fund under the Advisory Agreements.  This information formed the primary (but not exclusive) basis for the Board’s determinations.  Below is a summary of the factors considered by the Board and its conclusions:

1.
The nature, extent and quality of the services provided and to be provided by the Advisor under the Advisory Agreements.  The Trustees evaluated the nature, extent and quality of NorthCoast’s overall services to be provided to the Fund.  The Trustees evaluated the quality and stability of the staff committed to those portfolio management responsibilities.  The Trustees also reviewed NorthCoast’s Form ADV.  Along with the Trust’s Chief Compliance Officer, the Trustees reviewed NorthCoast’s compliance program and policies and noted NorthCoast’s favorable compliance record.  After reviewing NorthCoast’s compliance policies and procedures with respect to the Fund, the Board concluded that the policies and procedures were reasonably designed to prevent violation of federal securities law.

The Trustees evaluated NorthCoast’s financial condition, noting that it appeared to be sufficiently capitalized to operate the Fund.  The Trustees considered NorthCoast’s history, reputation and resources including that of their investment personnel.  Based on the

CAN SLIM® SELECT GROWTH FUND

APPROVAL OF INVESTMENT ADVISORY AGREEMENT
(UNAUDITED) (CONTINUED)

information provided, the Trustees concluded that the nature and extent of services that NorthCoast would provide under the Advisory Agreements, as well as the quality of those services, would be satisfactory.

The Board considered that the terms of the Advisory Agreements were identical to the terms of the prior advisory agreement with the Prior Advisor and that the fee structure would also be identical.  The Trustees also considered that, under the Interim Advisory Agreement, NorthCoast’s advisory fees would be held in escrow pending approval of the Final Advisory Agreement by shareholders.  The Trustees considered that the Fund would not bear any expenses related to the change in investment adviser including expenses related to the proxy statement, and any costs of indemnifying its officers, directors or agents with respect to the costs of any litigation or regulatory action arising in connection with the change in investment advisers.  The Trustees also confirmed that there were no planned fee increases for the Fund over the next two years.

2.	Section 15(f) of the 1940 Act. In approving the Advisory Agreements, the Trustees determined to comply with the terms of Section 15(f) of the 1940 Act.

In considering whether the arrangements between NorthCoast and the Fund comply with the conditions of Section 15(f) of the 1940 Act, the Trustees reviewed the conditions of Section 15(f).  Section 15(f) provides a non-exclusive safe harbor for an investment adviser to an investment company or any of its affiliated persons to receive any amount or benefit in connection with a change in control of the investment advisor so long as two conditions are met.  First, for a period of three years after closing of the transaction, at least 75% of the board members of the Trust cannot be “interested persons” (as defined in the 1940 Act) of the investment advisor or predecessor advisor.  Second, an “unfair burden” must not be imposed upon the Fund as a result of the transaction or any express or implied terms, conditions or understandings applicable thereto.  The term “unfair burden” is defined in Section 15(f) to include any arrangement during the two-year period after the closing of the transaction whereby the investment advisor (or predecessor or successor

CAN SLIM® SELECT GROWTH FUND

APPROVAL OF INVESTMENT ADVISORY AGREEMENT
(UNAUDITED) (CONTINUED)

advisor) or any interested person of any such investment advisor, receives or is entitled to receive any compensation, directly or indirectly, from the Fund or its shareholders (other than fees for bona fide investment advisory or other services) or from any person in connection with the purchase or sale of securities or other property to, from or on behalf of the Fund (other than bona fide ordinary compensation as principal underwriter for the Fund).

Consistent with the first condition of Section 15(f), neither NorthCoast nor the Board was aware of any plans to reconstitute the Board, which is comprised entirely of persons who are not “interested persons” as described above, following the change in investment adviser.  With respect to the second condition of Section 15(f), NorthCoast  represented that it would not seek an increase in its advisory fee for at least the required two year period and contractually agreed to waive its advisory fee and reimburse expenses of the Fund to limit the Fund’s total annual operating expenses to 1.70% pursuant to an Operating Expense Limitation Agreement, equal to the Fund’s current expense limitation arrangements.  Thus, the change in investment adviser would not result in an “unfair burden” (as defined in Section 15(f)).

3.
Costs of Services Provided and Profits Realized by NorthCoast.  The Trustees examined the fee and expense information for the Fund, including a comparison of such information to other similarly situated mutual funds as determined by Lipper.  The Trustees also examined the total expense ratio of the Fund relative to other mutual funds in its Lipper category.

The Trustees reviewed financial information provided by NorthCoast, including information concerning its costs in providing services to the Fund and its profitability.  The Trustees next considered that the contractual management fees and the actual management fees for the Fund were lower than the median of the Fund’s Lipper peer group.  The Trustees examined the total expense ratio, including Rule 12b-1 fees and shareholder servicing fees, of the Fund, noting that the Fund’s expense ratio approximated that of its peers.  The Trustees noted that NorthCoast contractually agreed, for a two year period, to waive its advisory fee and reimburse

CAN SLIM® SELECT GROWTH FUND

APPROVAL OF INVESTMENT ADVISORY AGREEMENT
(UNAUDITED) (CONTINUED)

expenses of the Fund to limit the Fund’s total annual operating expenses to 1.70% pursuant to an Operating Expense Limitation Agreement, equal to the Fund’s current expense limitation arrangements with the Prior Advisor.

Based on the information provided, the Trustees concluded that the amount of proposed advisory fees that the Fund will pay under the Advisory Agreements is reasonable in light of the nature and quality of the services expected to be provided.

4.
Investment Performance of the Fund.  The Trustees reviewed information prepared by Lipper as of March 31, 2008 concerning the Fund’s investment performance, both absolutely as well as compared to other funds in its peer group.  The Trustees determined that the Fund’s performance was in the lower rankings compared to its peers.  The Trustees also considered information concerning NorthCoast’s management of similarly managed accounts using the CAN-SLIM methodology, noting that NorthCoast’s performance record was superior to that of the Fund.  After considering all of the information, the Trustees concluded that although past performance is not a guarantee of future results, the Fund and its shareholders were likely to benefit from NorthCoast taking over managing the Fund.

5.
Economies of Scale and Fee Levels Reflecting Those Economies.  In considering the overall fairness of the Advisory Agreements, the Trustees assessed the degree to which economies of scale would be expected to be realized if the Fund’s assets increase as well as the extent to which fee levels would reflect those economies of scale for the benefit of the Fund’s shareholders.  The Board determined that the fee schedule in the Advisory Agreements, which were identical to the fee schedule in the prior agreement, was reasonable and appropriate and that breakpoints in the fee schedule are unnecessary at this time based on the current level of the Fund’s assets

6.
Other Benefits to NorthCoast.  The Trustees considered any additional indirect benefits that NorthCoast expects to derive from its relationship with the Fund.  The Trustees believe that NorthCoast would generally benefit from its association with the Fund.  The Trustees considered the fact that NorthCoast has entered into a four-year licensing agreement with Investor’s Business Daily, which

CAN SLIM® SELECT GROWTH FUND

APPROVAL OF INVESTMENT ADVISORY AGREEMENT
(UNAUDITED) (CONTINUED)

permits it to use the “CAN SLIM®” name.  NorthCoast already held a license agreement with Investor’s Business Daily permitting it to use the “CAN SLIM®” name on its private account investment strategy.  Investor’s Business Daily expressed support for the change in investment adviser to NorthCoast because of NorthCoast’s broad experience and successful record of managing money using the CAN SLIM® System via their private clients’ business.

No single factor was determinative of the Board’s decision to approve the Advisory Agreements, but rather the Board based its determination on the total combination of information available to them.  Based on a consideration of all the factors in their totality, the Board determined that the advisory arrangements with the Advisor, including the advisory fee, were fair and reasonable.  The Board, therefore, determined that the approval of the Advisory Agreements would be in the best interests of the Fund and its shareholders.

CAN SLIM® SELECT GROWTH FUND

INFORMATION ABOUT PROXY VOTING
(UNAUDITED)

A description of the policies and procedures that the Fund uses to determine how to vote proxies relating to portfolio securities is available without charge, upon request, by calling (800) 558-9105. Furthermore, you can obtain the description on the SEC’s website at www.sec.gov.

Information regarding how the Fund voted proxies relating to portfolio securities during the most recent 12-month period ended June 30 is available without charge, upon request, by calling (800) 558-9105.  Furthermore, you can obtain the Fund’s proxy voting records on the SEC’s website at www.sec.gov.

INFORMATION ABOUT THE PORTFOLIO HOLDINGS
(UNAUDITED)

The Fund files its complete schedule of portfolio holdings for its first and third fiscal quarters with the SEC on Form N-Q.  The Fund’s Form N-Q is available without charge, upon request, by calling (800) 558-9105.  Furthermore, you can obtain the Form N-Q on the SEC’s website at www.sec.gov.  The Fund’s schedule of portfolio holdings is posted on its website at www.northcoastam.com within ten business days after calendar quarter end.

INFORMATION ABOUT THE FUND ADVISOR
(UNAUDITED)

At a special meeting of shareholders held on September 2, 2008, the Fund’s shareholders approved an Investment Advisory Agreement between NorthCoast Asset Management, LLC and the Trust, on behalf of the Fund.

At the meeting, shareholders approved the agreement as follows:

	Shares	For	Against	Abstained
CAN SLIM Select
Growth Fund	1,248,799.201	95.892%	3.218%	0.890%

(This Page Intentionally Left Blank.)

Investment Adviser
NorthCoast Asset Management, LLC
35 Mason Street
Greenwich, CT 06830
www.northcoastam.com

Distributor
Quasar Distributors, LLC
615 East Michigan Street
Milwaukee, WI 53202

Custodian
U.S. Bank, N.A.
Custody Operations
1555 N. RiverCenter Drive, Suite 302
Milwaukee, WI 53212

Transfer Agent
U.S. Bancorp Fund Services, LLC
615 East Michigan Street
Milwaukee, WI 53202
(800) 558-9105

Independent Registered Public Accounting Firm
Tait, Weller & Baker LLP
1818 Market Street, Suite 2400
Philadelphia, PA 19103

Legal Counsel
Paul, Hastings, Janofsky & Walker LLP
Park Avenue Tower
75 E. 55th Street, Floor 15
New York, NY 10022
_____________________________________________________________

CAN SLIM® Select Growth Fund
Symbol – CANGX
CUSIP – 742935448

Item 2. Code of Ethics.

Not applicable for semi-annual reports.

Item 3. Audit Committee Financial Expert.

Not applicable for semi-annual reports.

Item 4. Principal Accountant Fees and Services.

Not applicable for semi-annual reports.

Item 5. Audit Committee of Listed Registrants.

Not applicable to registrants who are not listed issuers (as defined in Rule 10A-3 under the Securities Exchange Act of 1934).

Item 6. Schedule of Investments.

Schedule of Investments is included as part of the report to shareholders filed under Item 1 of this Form.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable to open-end investment companies.

Item 8. Portfolio Managers of Closed-End Management Investment Companies.

Not applicable to open-end investment companies.

Item 9. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable to open-end investment companies.

Item 10. Submission of Matters to a Vote of Security Holders.

There have been no material changes to the procedures by which shareholders may recommend nominees to the registrant’s board of trustees.

Item 11. Controls and Procedures.

(a)
The Registrant’s President and Treasurer have reviewed the Registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the “Act”)) as of a date within 90 days of the filing of this report, as required by Rule 30a-3(b) under the Act and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934.  Based on their review, such officers have concluded that the disclosure controls and procedures are effective in ensuring that information required to be disclosed in this report is appropriately recorded, processed, summarized and reported and made known to them by others within the Registrant and by the Registrant’s service provider.

(b)
There were no changes in the Registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the Act) that occurred during the second fiscal quarter of the period covered by this report that has materially affected, or is reasonably likely to materially affect, the Registrant's internal control over financial reporting.

Item 12. Exhibits.

(a)
(1) Any code of ethics or amendment thereto, that is subject of the disclosure required by Item 2, to the extent that the registrant intends to satisfy Item 2 requirements through filing an exhibit. Incorporate by reference to previous Form N-CSR filing.

(2) Certifications pursuant to Section 302 of the Sarbanes-Oxley Act of 2002.  Filed herewith.

(3) Any written solicitation to purchase securities under Rule 23c-1 under the Act sent or given during the period covered by the report by or on behalf of the registrant to 10 or more persons.  Not applicable to open-end investment companies.

(b)	Certification pursuant to Section 906 of the Sarbanes-Oxley Act of 2002. Furnished herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)  Professionally Managed Portfolios

By (Signature and Title)      /s/Robert M. Slotky
Robert M. Slotky, President

Date  November 25, 2008

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)     /s/Robert M. Slotky
Robert M. Slotky, President

Date  November 25, 2008

By (Signature and Title)      /s/Eric W. Falkeis
Eric W. Falkeis, Treasurer

Date  November 25, 2008

* Print the name and title of each signing officer under his or her signature.